Employee benefits: variable compensation - Movements (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Entity [Table]
Number of shares outstanding, at the beginning of the year	174,900,395	156,064,763
Number of shares awarded during the year	68,721,549	72,250,157
Number of share distributions during the year	(52,137,287)	(46,899,362)
Number of shares forfeited during the year	(10,906,096)	(6,515,164)
Number of shares outstanding, at the end of the year	180,578,561	174,900,395
Number of shares vested for accounting purposes	107,828,979	118,260,527
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 12	$ 14
Weighted average grant date fair value of shares awarded during the year | $	15	11
Weighted average grant date fair value of share distributions during the year | $	13	15
Weighted average grant date fair value of shares forfeited during the year | $	13	13
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 13	$ 12
UBS AG
Entity [Table]
Number of shares outstanding, at the beginning of the year	54,557	90,443
Number of shares awarded during the year	278,756	19,229
Number of share distributions during the year	(24,176)	(55,114)
Number of shares forfeited during the year	(13,215)	0
Number of shares outstanding, at the end of the year	295,921	54,557
Number of shares vested for accounting purposes	116,775	53,216
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 13	$ 14
Weighted average grant date fair value of shares awarded during the year | $	15	11
Weighted average grant date fair value of share distributions during the year | $	13	14
Weighted average grant date fair value of shares forfeited during the year | $	15	0
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 15	$ 13